Consolidated Balance Sheets - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Current assets (Note 2):
Cash and cash equivalents (Notes 4 and 8)	¥ 1,088,275	¥ 849,174
Short-term investments (Note 8)	33,076	36,342
Notes and accounts receivable, trade (Notes 3 and 21)	2,733,116	2,663,012
Allowance for doubtful accounts (Note 22)	(45,236)	(43,230)
Accounts receivable, other	473,192	408,051
Inventories (Note 5)	414,581	390,523
Prepaid expenses and other current assets (Note 21)	469,529	434,023
Deferred income taxes (Note 12)	260,446	219,333
Total current assets	5,426,979	4,957,228
Property, plant and equipment (Notes 2 and 18):
Telecommunications equipment	11,586,812	12,592,070
Telecommunications service lines	15,870,097	15,647,879
Buildings and structures	6,069,437	6,107,299
Machinery, vessels and tools	1,996,898	1,995,879
Land (Note 9)	1,273,209	1,299,072
Construction in progress	382,196	404,698
Property, plant and equipment, gross, total	37,178,649	38,046,897
Accumulated depreciation	(27,626,728)	(28,245,427)
Net property, plant and equipment	9,551,921	9,801,470
Investments and other assets (Note 2):
Investments in affiliated companies (Note 7)	515,716	542,247
Marketable securities and other investments (Note 8)	474,247	515,580
Goodwill (Note 9)	1,229,208	1,186,161
Software (Note 9)	1,212,482	1,247,956
Other intangible assets (Note 9)	391,977	413,552
Other assets (Notes 11 and 21)	1,486,840	1,448,296
Deferred income taxes (Note 12)	746,561	589,937
Total investments and other assets	6,057,031	5,943,729
Total assets	21,035,931	20,702,427
Current liabilities (Note 2):
Short-term borrowings (Note 10)	129,656	330,423
Current portion of long-term debt (Notes 10 and 21)	476,777	370,279
Accounts payable, trade (Note 3)	1,572,797	1,579,572
Current portion of obligations under capital leases (Note 18)	14,711	20,604
Accrued payroll	430,248	429,440
Accrued taxes on income	249,356	124,861
Accrued consumption tax	83,481	148,168
Advances received	290,132	243,263
Other (Notes 12 and 21)	493,970	475,078
Total current liabilities	3,741,128	3,721,688
Long-term liabilities (Note 2):
Long-term debt (excluding current portion) (Notes 10 and 21)	3,546,203	3,688,825
Obligations under capital leases (excluding current portion) (Note 18)	27,630	34,382
Liability for employees' retirement benefits (Note 11)	1,688,611	1,387,962
Accrued liabilities for point programs	89,003	108,099
Deferred income taxes (Note 12)	166,547	196,853
Other (Note 21)	491,630	486,536
Total long-term liabilities	6,009,624	5,902,657
Redeemable noncontrolling interests (Note 2 and 14):	45,097	28,272
Nippon Telegraph and Telephone Corporation ("NTT") shareholders' equity
Common stock, no par value- Authorized-6,192,920,900 shares Issued-2,273,394,470 shares in 2015 and 2,096,394,470 shares in 2016	937,950	937,950
Additional paid-in capital (Note 15)	2,879,560	2,846,723
Retained earnings (Notes 7 and 15)	5,074,234	5,126,657
Accumulated other comprehensive income (loss) (Notes 8, 11, 15 and 21)	(57,055)	268,232
Treasury stock, at cost (Note 15)- 156,195,212 shares in 2015 and 255,269 shares in 2016	(883)	(497,702)
Total NTT shareholders' equity	8,833,806	8,681,860
Noncontrolling interests	2,406,276	2,367,950
Total equity	¥ 11,240,082	¥ 11,049,810
Commitments and contingent liabilities (Note 23):
Total liabilities and equity	¥ 21,035,931	¥ 20,702,427